Subsequent events (Details)	9 Months Ended
	Sep. 30, 2018 USD ($) shares	Oct. 01, 2018 CAD ($)
Events After Reporting Period [Member] | Lenders [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate payable		15.00%
Events After Reporting Period [Member] | Lenders [Member] | Canadian Dollar [Member]
Disclosure of non-adjusting events after reporting period [line items]
Short-term secured convertible loan | $		$ 5,500,000
Pershing [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares to be received by holders of acquired company for each outstanding common share held | shares	0.715
Number of common shares to be received by holders of acquired company for each outstanding preferred share held | shares	461.440
Interest rate payable	16.00%
Proceeds from convertible debt | $	$ 4,000,000